Guarantor Subsidiaries (Consolidating Income Statement) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues
Petroleum product sales									$ 14,728,527	$ 15,560,317	$ 16,854,985
Merchandise sales									2,161,378	2,159,466	2,144,347
Other operating revenues									96,109	94,298	11,708
Total revenues	$ 3,554,000	$ 4,622,600	$ 4,693,900	$ 4,115,500	$ 4,140,300	$ 4,622,000	$ 4,759,600	$ 4,292,100	16,986,014	17,814,081	19,011,040
Costs and operating expenses
Petroleum product cost of goods sold									14,074,579	15,009,955	16,298,316
Merchandise cost of goods sold									1,859,732	1,877,630	1,855,641
Station and other operating expenses									486,762	460,476	447,103
Depreciation and amortization									79,087	74,053	68,299
Impairment of properties											60,988
Selling, general and administrative									119,266	129,431	109,636
Accretion of asset retirement obligations									1,200	1,096	980
Total costs and operating expenses									16,620,626	17,552,641	18,779,975
Income from operations									365,388	261,440	231,065
Other income (expense)
Interest income									244	1,099	172
Interest expense									(36,646)	(14,509)	(384)
Gain (loss) on sale of assets									194	5,995	(1,005)
Other nonoperating income									10,166	169	92
Total other income (expense)									(26,042)	(7,246)	(1,125)
Income from continuing operations before income taxes	141,800	91,000	93,900	12,600	44,600	61,300	109,300	38,900	339,346	254,194	229,940
Income tax expense									116,386	100,059	91,525
Income from continuing operations	94,300	56,600	64,400	7,600	26,700	37,600	66,600	23,200	222,960	154,135	138,415
Income (loss) from discontinued operations, net of income taxes									20,903	80,898	(54,847)
Equity earnings in affiliates, net of tax									0	0	0
Net Income	$ 98,300	$ 62,700	$ 73,200	$ 9,600	$ 93,600	$ 41,700	$ 77,600	$ 22,100	243,863	235,033	83,568
Parent Company [Member]
Revenues
Petroleum product sales									0	0
Merchandise sales									0	0
Other operating revenues									0	0
Total revenues									0	0
Costs and operating expenses
Petroleum product cost of goods sold									0	0
Merchandise cost of goods sold									0	0
Station and other operating expenses									0	0
Depreciation and amortization									0	0
Selling, general and administrative									0	0
Accretion of asset retirement obligations									0	0
Total costs and operating expenses									0	0
Income from operations									0	0
Other income (expense)
Interest income									0	0
Interest expense									0	0
Gain (loss) on sale of assets									0	0
Other nonoperating income									0	0
Total other income (expense)									0	0
Income from continuing operations before income taxes									0	0
Income tax expense									0	0
Income from continuing operations									0	0
Income (loss) from discontinued operations, net of income taxes									0	0
Equity earnings in affiliates, net of tax									351,439	0
Net Income									351,439	0
Issuer [Member]
Revenues
Petroleum product sales									14,911,658	15,766,752	17,071,126
Merchandise sales									2,161,378	2,159,466	2,144,347
Other operating revenues									96,109	94,298	11,708
Total revenues									17,169,145	18,020,516	19,227,181
Costs and operating expenses
Petroleum product cost of goods sold									14,257,710	15,216,390	16,514,457
Merchandise cost of goods sold									1,859,732	1,877,630	1,855,641
Station and other operating expenses									486,762	460,476	447,103
Depreciation and amortization									79,087	74,053	68,299
Selling, general and administrative									119,265	129,430	109,634
Accretion of asset retirement obligations									1,200	1,096	980
Total costs and operating expenses									16,803,756	17,759,075	18,996,114
Income from operations									365,389	261,441	231,067
Other income (expense)
Interest income									244	1,099	172
Interest expense									(36,646)	(14,509)	(384)
Gain (loss) on sale of assets									194	5,995	(1,005)
Other nonoperating income									10,166	169	92
Total other income (expense)									(26,042)	(7,246)	(1,125)
Income from continuing operations before income taxes									339,347	254,195	229,942
Income tax expense									116,386	100,059	91,525
Income from continuing operations									222,961	154,136	138,417
Income (loss) from discontinued operations, net of income taxes									0	0	0
Equity earnings in affiliates, net of tax									89,524	0	0
Net Income									312,485	154,136	138,417
Guarantor Subsidiaries [Member]
Revenues
Petroleum product sales									0	0	0
Merchandise sales									0	0	0
Other operating revenues									0	0	0
Total revenues									0	0	0
Costs and operating expenses
Petroleum product cost of goods sold									0	0	0
Merchandise cost of goods sold									0	0	0
Station and other operating expenses									0	0	0
Depreciation and amortization									0	0	0
Selling, general and administrative									1	1	2
Accretion of asset retirement obligations									0	0	0
Total costs and operating expenses									1	1	2
Income from operations									(1)	(1)	(2)
Other income (expense)
Interest income									0	0	0
Interest expense									0	0	0
Gain (loss) on sale of assets									0	0	0
Other nonoperating income									0	0	0
Total other income (expense)									0	0	0
Income from continuing operations before income taxes									(1)	(1)	(2)
Income tax expense									0	0	0
Income from continuing operations									(1)	(1)	(2)
Income (loss) from discontinued operations, net of income taxes									0	0	0
Equity earnings in affiliates, net of tax									0	0	0
Net Income									(1)	(1)	(2)
Non-Guarantor Subsidiaries [Member]
Revenues
Petroleum product sales									0	0	0
Merchandise sales									0	0	0
Other operating revenues									0	0	0
Total revenues									0	0	0
Costs and operating expenses
Petroleum product cost of goods sold									0	0	0
Merchandise cost of goods sold									0	0	0
Station and other operating expenses									0	0	0
Depreciation and amortization									0	0	0
Selling, general and administrative									0	0	0
Accretion of asset retirement obligations									0	0	0
Total costs and operating expenses									0	0	0
Income from operations									0	0	0
Other income (expense)
Interest income									0	0	0
Interest expense									0	0	0
Gain (loss) on sale of assets									0	0	0
Other nonoperating income									0	0	0
Total other income (expense)									0	0	0
Income from continuing operations before income taxes									0	0	0
Income tax expense									0	0	0
Income from continuing operations									0	0	0
Income (loss) from discontinued operations, net of income taxes									20,903	80,898	(54,847)
Equity earnings in affiliates, net of tax									0	0	0
Net Income									20,903	80,898	(54,847)
Eliminations [Member]
Revenues
Petroleum product sales									(183,131)	(206,435)	(216,141)
Merchandise sales									0	0	0
Other operating revenues									0	0	0
Total revenues									(183,131)	(206,435)	(216,141)
Costs and operating expenses
Petroleum product cost of goods sold									(183,131)	(206,435)	(216,141)
Merchandise cost of goods sold									0	0	0
Station and other operating expenses									0	0	0
Depreciation and amortization									0	0	0
Selling, general and administrative									0	0	0
Accretion of asset retirement obligations									0	0	0
Total costs and operating expenses									(183,131)	(206,435)	(216,141)
Income from operations									0	0	0
Other income (expense)
Interest income									0	0	0
Interest expense									0	0	0
Gain (loss) on sale of assets									0	0	0
Other nonoperating income									0	0	0
Total other income (expense)									0	0	0
Income from continuing operations before income taxes									0	0	0
Income tax expense									0	0	0
Income from continuing operations									0	0	0
Income (loss) from discontinued operations, net of income taxes									0	0	0
Equity earnings in affiliates, net of tax									(440,963)	0	0
Net Income									$ (440,963)	$ 0	$ 0